Long-Term Debt - Additional Information 1 (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended
	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Vessel	Apr. 30, 2014 Vessel	Nov. 30, 2014
Debt Instrument [Line Items]
Total long-term debt		$ 613,221,000	$ 349,977,000
Minimum book equity ratio for Partnership	49.00%
Long term debt interest rate description		London Interbank Offered Rate ("LIBOR") plus a fixed margin ranging from 2.125% to 4.5%
Repayment of secured loan facility		420,196,000	142,873,000	28,083,000
Proceeds from long term debt		377,813,000	45,422,000
Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Credit facility replaced by new credit facility					160,000,000
170 Million Loan Facilities [Member] | Torill Facility [Member]
Debt Instrument [Line Items]
Total long-term debt		117,000,000
Line of credit facility expiration period		5 years
Maturity date of secured loan facility		Oct. 31, 2018
Percentage of fixed interest margin rate		2.50%
Minimum liquidity of Partnership		15,000,000
Number of vessel acquired		8
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50
170 Million Loan Facilities [Member] | Torill Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,000,000
170 Million Loan Facilities [Member] | Torill Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,500,000
170 Million Loan Facilities [Member] | Torill Facility [Member] | First Two Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		110.00%
170 Million Loan Facilities [Member] | Torill Facility [Member] | Third and Fourth Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		120.00%
170 Million Loan Facilities [Member] | Torill Facility [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%
140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility							140,000,000
140 Million Loan Facility [Member] | Foreign Exchange Forward Contracts [Member]
Debt Instrument [Line Items]
Mark-to-market value		2,700,000
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Line of credit facility expiration period					5 years
Maturity date of secured loan facility		Jun. 30, 2019
Minimum liquidity of Partnership					15,000,000
Number of vessel acquired					8
Minimum book equity ratio for Partnership					30.00%
Minimum EBITDA to interest ratio					2.50
140 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage					2.125%
Long term debt interest rate description		LIBOR plus a margin of 2.125%
140 Million Loan Facility [Member] | Senior Term Loan [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility					140,000,000
Credit facility replaced by new credit facility							160,000,000
140 Million Loan Facility [Member] | Vessel Acquired [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership					1,000,000
140 Million Loan Facility [Member] | Vessel Owned [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership					1,500,000
140 Million Loan Facility [Member] | First Two Years [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance					110.00%
140 Million Loan Facility [Member] | Third and Fourth Years [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance					120.00%
140 Million Loan Facility [Member] | Thereafter [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance					125.00%
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		135,625,000
Senior secured credit facility		140,000,000
58.8 Million Loan Facility [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Line of credit facility expiration period						5 years
Maturity date of secured loan facility		Sep. 30, 2023
Minimum liquidity of Partnership						15,000,000
Number of vessel acquired						8
Minimum book equity ratio for Partnership						30.00%
58.8 Million Loan Facility [Member] | Dan Cisne [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Percentage of fixed interest margin rate						2.40%
58.8 Million Loan Facility [Member] | Senior Term Loan [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Senior secured credit facility						172,500,000
58.8 Million Loan Facility [Member] | Tranche [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Senior secured credit facility						58,800,000
58.8 Million Loan Facility [Member] | Vessel Acquired [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership						1,000,000
58.8 Million Loan Facility [Member] | Vessel Owned [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership						1,500,000
58.8 Million Loan Facility [Member] | Thereafter [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance						125.00%
58.8 Million Loan Facility [Member] | First Three Years [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance						100.00%
12.0 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt		12,000,000
Maturity date of secured loan facility		Dec. 31, 2019
Senior secured credit facility		12,000,000
12.0 Million Seller's Credit [Member] | After Amendment [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		4.50%
12.0 Million Seller's Credit [Member] | Before Amendment [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		8.00%
160 Million Loan Facility [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Repayment of secured loan facility							160,000,000
Proceeds from long term debt							140,000,000
160 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt			132,425,000
Senior secured credit facility		160,000,000
Increase in borrowing capacity							25,400,000
Acquisition date		Aug. 01, 2013
160 Million Senior Secured Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		3.00%
Long term debt interest rate description		LIBOR plus a fixed margin of 3.0%.
160 Million Senior Secured Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		100.00%
Minimum liquidity of Partnership		15,000,000
Number of vessel acquired		8
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		2.50
Senior secured loan facility quarterly repayable installments description		Each tranche was repayable in quarterly installments over five years
Net proceeds from IPO		26,300,000
Number of tranches		2
Senior secured loan facility maturity date description		March 2016 and August 2016
160 Million Senior Secured Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		1,000,000
160 Million Senior Secured Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership		$ 1,500,000